Long-Term Debt (Priority Guarantee) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 12,575,294	$ 12,711,544	$ 12,818,693
Priority Guarantee Notes [Member]
Debt Instrument [Line Items]
Total Consolidated Secured Debt	$ 5,324,815		4,324,815
Priority Guarantee Notes [Member] | 9% Notes Due 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 15, 2019
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on June 15 and December 15 of each year
Total Consolidated Secured Debt	$ 1,999,815		1,999,815
Priority Guarantee Notes [Member] | 9% Notes Due 2021 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2021
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on March 1 and September 1 of each year
Total Consolidated Secured Debt	$ 1,750,000		1,750,000
Priority Guarantee Notes [Member] | 11.25% Notes Due 2021 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2021
Stated interest rate	11.25%
Debt Instrument, Interest Rate Terms	Payable semi-annually on March 1 and September 1 of each year
Total Consolidated Secured Debt	$ 575,000		$ 575,000
Priority Guarantee Notes [Member] | 9% Notes Due 2022 [Member]
Debt Instrument [Line Items]
Maturity date	Sep. 15, 2022
Stated interest rate	9.00%
Debt Instrument, Interest Rate Terms	Payable semi-annually in arrears on March 15 and September 15 of each year
Total Consolidated Secured Debt	$ 1,000,000